Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities
Accrued wages and benefits	$ 156,950	$ 136,334	$ 110,761
Accrued paid time-off	27,267	25,626	26,210
Current portion of self-insurance reserves	47,902	49,224	61,865
Accrued restructuring	6,504	12,318	4,598
Current portion of compliance and legal	6,166	3,711	3,268
Accrued billing and collection fees	3,263	4,945	4,940
Accrued incentive compensation	20,249	22,274	18,591
Accrued interest	27,660	18,295	10,550
Accrued income taxes payable		10,586	2,036
Merger related liabilities		41,826	38,782
Other	56,643	63,796	41,650
Total accrued liabilities	$ 352,604	$ 388,935	$ 323,251